Inventories, net	12 Months Ended
Dec. 31, 2022
Inventory Disclosure [Abstract]
Inventories, net	Inventories, net

	December 31,
($ in millions)	2022	2021
Raw materials	165	107
Work in progress	24	25
Finished goods	87	78
Inventories, gross	276	211
Obsolescence reserve	(22)	(28)
Inventories, net	254	183

The following table presents the activity in the obsolescence reserve:

	December 31,
($ in millions)	2022	2021	2020
Balance at beginning of year	(28)	(43)	(34)
Provisions, net	(2)	(1)	(34)
Amounts written off	7	11	24
Other	1	4	1
Balance at end of year	(22)	(28)	(43)